PAYABLE TO AFFILIATES (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Payable To Affiliates
Payable to affiliate	$ 98,837	$ 78,067
Total	$ 98,837	$ 78,067